Subsequent Events	6 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

16 — SUBSEQUENT EVENTS

The Company evaluated the subsequent events through May 2, 2025, and concluded that there are no other material reportable subsequent events except disclosed below that would have required adjustment or disclosure in the financial statements.

Issuance of convertible notes

On February 14, 2025, the Company and the Investor entered into a letter agreement (the “February 2025 Letter Agreement”), pursuant to which the Company and the Investor amended the original securities purchase agreement (as amended, the “A&R Securities Purchase Agreement”) to provide for up to three closings in the second tranche (each closing, the “Second Tranche Closing”; collectively, the “Second Tranche Closings”), including (i) the initial Second Tranche Closing for $700,000 in face value of Second Tranche Note (as defined below) and accompanying warrants to occur immediately upon execution of the February 2025 Letter Agreement (subject to satisfaction of other conditions set forth in the A&R Securities Purchase Agreement and the February 2025 Letter Agreement); (ii) the Second Tranche Closing to be for an additional $300,000 in face value of Second Tranche Note and accompanying warrants to occur upon the SEC declaring effective the Company’s resale registration statement covering the underlying shares with respect to the Second Tranche Closings (the “Second Tranche Resale Registration Statement”); and (iii) the third Second Tranche Closing to be for an additional $1,500,000 in face value of Second Tranche Note and accompanying warrants to occur on the trading day following the closing price of the Company’s Class A ordinary shares at the time of such subsequent Second Tranche Closing equaling or exceeding least $2.50 per share (subject to adjustment for any reverse stock split or similar corporate event), if such closing price threshold is met within 120 days following November 22, 2024, which is the effectiveness date of the initial First Tranche Resale Registration Statement (which 120-day period may be extended by an additional 60 days at the election of the Investor), provided, that each Second Tranche Closing shall be subject to satisfaction of the Equity Conditions (as defined in the Second Tranche Note) and the other conditions and requirements set forth in the Original Securities Purchase Agreement.

In addition, pursuant to the February 2025 Letter Agreement, the A&R Securities Purchase Agreement also provides that the Second Tranche Note and, if applicable, a third tranche note (the “Third Tranche Note”) shall have the following new or amended terms: (i) the number of deferrals or accelerations in the third paragraph of Section 1.3 of the original securities purchase agreement shall by increased from five to six, (ii) the holder of the Second Tranche Note and, if applicable, the Third Tranche Note may accelerate any Monthly Payment (as defined in the Second Tranche Note) on or following any day on which the trading value (determined by multiplying the VWAP by the trading volume on such day) of the Class A ordinary shares is at least $5 million, and any such accelerations will not count against the six total accelerations referred to in (i) above, and (iii) the Floor Price (as defined below) will be subject to reduction (but not increase) on the six-month anniversary of the applicable closing date, and on every succeeding six-month anniversary thereafter, to equal 20% of the average VWAP during the five trading days immediately preceding each such date.

On February 14, 2025, pursuant to the terms of the A&R Securities Purchase Agreement and the February 2025 Letter Agreement, the Company and the Investor consummated the First Closing of the Second Tranche, and the Company received $630,000 (net of original issue discount of 10%) in the First Closing of the Second Tranche, excluding expenses and commissions. In connection with the consummation of the First Closing of Second Tranche, the Company paid $44,100 (representing 7% of gross proceeds) to the Placement Agent and $6,300 expenses pursuant to an engagement letter.

In consideration for the Investor’s funding of the First Closing of Second Tranche, on February 14, 2025, the Company issued and sold to the Investor, in a private placement, (i) a convertible promissory note in the aggregate principal amount of up to $2,500,000 (the “Second Tranche Note”), having an initial principal amount of $700,000 reflecting the funding of the First Closing of the Second Tranche and giving effect to the 10% original issue discount, and (ii) a warrant to purchase up to 202,459 Class A ordinary shares at an initial exercise price of $1.69964 per share, subject to certain adjustments (the “First Closing of Second Tranche Warrant”).

The Second Tranche Note is initially convertible into Class A ordinary shares at conversion price of $1.69964 per share, subject to certain adjustments (the “Conversion Price”), provided that the Conversion Price shall not be reduced below $0.282 (the “Floor Price”). The Second Tranche Note does not bear any interest and matures on February 14, 2026.

Termination of a share purchase agreement

On December 16, 2024, the Company entered into certain share purchase agreement (the “GEM Share Purchase Agreement”) and certain registration rights agreement (the “GEM Registration Rights Agreement”, together with the GEM Share Purchase Agreement, the “GEM Agreements”) with GEM Global Yield LLC SCS (“GEM”) and GEM Yield Bahamas Limited (“GYBL”), in connection with setting up certain share subscription facility. Pursuant to the Share Purchase Agreement, GEM agreed to purchase up to $50,000,000 of the Company’s Class A ordinary shares during a three-year period. On December 16, 2024, the Company issued to GYBL a warrant to purchase 467,800 Class A ordinary shares at an exercise price of $3.95 per share (the “GEM Warrant”, collectively with the GEM Agreements, the “GEM Transaction Documents”).

On March 11, 2025, the Company terminated the GEM Transaction Documents, including the GEM Warrant. No Class A ordinary shares have been issued under the GEM Transaction Documents as of the date of this Report.

Settlement of convertible notes with Class A ordinary shares

From January 17, 2025 to April 24, 2025, the Company has subsequently fully settled the note issued in the Second Closing of First Tranche with principal amount of $350,000 and partially settled the note issued in the Third closing of Frist Tranche with principal amount of an aggregate of $650,000 by issuance of 605,392 Class A ordinary shares to the Investor.